Acquisition	12 Months Ended
Dec. 31, 2013
Acquisition [Abstract]
Acquisition
3.	ACQUISITIONS

(1)	Acquisition of internet security business

In April 2012, the Group made an investment of $1,983, representing 20% ownership, to an internet service company.  The investment was accounted for as equity method investment since the Group has significant influence over the acquiree.  In September 2013, the Group acquired another 60% equity interest from the third-party shareholders for a cash consideration of $7,966.  The acquisition provided synergies with the existing business.  At the acquisition date, the fair value of the 20% equity investment was valued at $1,831 by the management with the assistance of an independent valuation firm. The difference of $120 between the fair value of the 20% equity interest and its book value was recorded as gain from equity method investments.  The $7,966 cash consideration was paid in 2013.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market values at the date of acquisition. The total purchase price of $7,966, representing 60% ownership, was allocated as follows:

US$

Cash	$387
Other net assets acquired, excluding intangible assets and related deferred tax liabilities	(9)
Intangible assets
Technology	2,451
Trade mark	866
Deferred tax liability	(829)
Goodwill	8,762
Fair value of 20% equity interests owned by the Group	(1,831)
Non-Controlling Interest	(1,831)

Total	$7,966

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the acquisition, as if it had occurred as of January 1, 2012. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisition on January 1, 2012, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma revenue	$329,591	$671,429
Pro forma net income	$45,938	$98,582
Pro forma earnings per ordinary share-basic	$0.26	$0.55
Pro forma earnings per ordinary share-diluted	$0.25	$0.51

The operating results of this acquired business have been included in the Group's consolidated financial statements since the date of acquisition. It contributed net revenue of $119, and net loss of $1,333 to the Group's consolidated statement of operations for the year ended December 31, 2013.

(2)	Acquisition of overseas internet service business

In July 2013, the Group acquired 51% equity interest of an overseas internet service company, from its three shareholders with consideration of $7,864 which was settled in the form of 204,466 ordinary shares of the Company, based upon the closing price of the Company's ADSs at the acquisition date. The acquisition allowed the Group to extend its oversea business and provide synergies with its existing business. One of the selling shareholders is a related party to the Group (see note 23(3) (i)).

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $7,864, representing 51% ownership, was allocated as follows:

US$

Cash	$687
Other net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,512
Intangible assets
Customer relationship	3,147
Technology	535
User base	129
Goodwill	8,319
Deferred tax liability	(1,069)
Non-Controlling Interest	(5,396)

Total	$7,864

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the acquisition, as if it had occurred as of January 1, 2012. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2012, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma revenue	$336,215	$675,981
Pro forma net income	$44,940	$99,001
Pro forma earnings per ordinary share-basic	$0.25	$0.55
Pro forma earnings per ordinary share-diluted	$0.24	$0.51

The operating results of this acquired business have been included in the Group's consolidated financial statements since the date of acquisition. It contributed net revenue of $3,443, and net loss of $2,724 to the Group's consolidated statement of operations for the years ended December 31, 2013.

(3)	Acquisition of internet service business

In November 2013, the Group acquired 51% equity interest of an internet service company, by contributing $10,000 as registered capital to the acquiree. The Group obtained the control over the acquiree as a result of the capital contribution. The acquisition allowed the Company to enhance its service offerings and provide synergies with the existing business. The consideration was fully paid in 2013.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market values at the date of acquisition. The total purchase price of $10,000, representing 51% ownership, was allocated as follows:

US$

Cash	$10,169
Other net assets acquired, excluding intangible assets and related deferred tax liabilities	80
Intangible assets
Technology	1,188
User base	27
Goodwill	6,346
Deferred tax liability	(304)
Non-Controlling Interest	(7,506)

Total	$10,000

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the acquisition, as if it had occurred as of January 1, 2012. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2012, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma revenue	$329,032	$671,180
Pro forma net income	$46,471	$97,658
Pro forma earnings per ordinary share-basic	$0.26	$0.54
Pro forma earnings per ordinary share-diluted	$0.25	$0.51

The operating results of this acquired business have been included in the Group's consolidated financial statements since the date of acquisition. It contributed net revenue of $nil, and net loss of $958 to the Group's consolidated statement of operations for the years ended December 31, 2013.

(4)	Other acquisitions

Year 2011

(i)	In June 2011, the Group acquired the remaining 65% equity interest in one of its equity method investees, an internet service business with cash consideration of $618, fully paid in 2011 and goodwill of $338 was resulted from the acquisition; and

(ii)	In June 2011, the Group acquired the entire equity interest of an anti-virus business with cash consideration of $491, fully paid in 2011 and goodwill of $120 was resulted from such acquisition.

Year 2012

In September 2012, the Group acquired the remaining 65% equity interest in one of its equity method investees, a software development business with cash consideration of $312. $185 cash consideration was paid during 2012 and the remaining $127 was paid in 2013.

Year 2013

(i)	In May, 2013, the Group acquired an internet service business with cash consideration of $1,790, which was fully paid in 2013. Goodwill of $1,248 was recognized from this acquisition; and

(ii)	In May, 2013, the Group acquired 51% equity interest of a data center business ("Entity P") with cash consideration of $3,257, which was fully paid in 2013. Goodwill of $317 was recognized from this acquisition;